Baird Mid Cap Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Aerospace & Defense - 8.3%
Curtiss-Wright Corp.	40,203	$27,383,067
HEICO Corp.	55,237	15,145,985
Woodward, Inc.	49,119	17,580,673
		60,109,725

Beverages - 1.4%
Brown-Forman Corp. - Class B	397,267	10,503,740

Building Products - 1.8%
Lennox International, Inc.	27,991	12,991,463

Capital Markets - 4.7%
MSCI, Inc.	33,747	18,189,971
Raymond James Financial, Inc.	109,413	15,841,908
		34,031,879

Commercial Services & Supplies - 2.3%
Rollins, Inc.	308,306	16,466,623

Construction & Engineering - 2.0%
EMCOR Group, Inc.	19,436	14,349,793

Consumer Staples Distribution & Retail - 3.4%
BJ's Wholesale Club Holdings, Inc. (a)	85,778	8,442,271
Casey's General Stores, Inc.	22,032	16,036,211
		24,478,482

Electrical Equipment - 4.8%
Hubbell, Inc.	34,311	16,837,780
Vertiv Holdings Co. - Class A	70,406	17,642,336
		34,480,116

Electronic Equipment, Instruments & Components - 0.8%
CDW Corp.	46,117	5,581,079

Entertainment - 4.2%
Live Nation Entertainment, Inc. (a)	86,072	13,126,841
TKO Group Holdings, Inc.	85,756	17,292,697
		30,419,538

Ground Transportation - 2.9%
XPO, Inc. (a)	109,164	21,237,856

Health Care Equipment & Supplies - 10.2%
Align Technology, Inc. (a)	63,862	10,947,863
Dexcom, Inc. (a)	286,861	18,014,871
IDEXX Laboratories, Inc. (a)	23,576	13,247,119
Insulet Corp. (a)	74,063	15,541,380
ResMed, Inc.	72,099	16,184,783
		73,936,016

Health Care Technology - 1.8%
Veeva Systems, Inc. - Class A (a)	74,898	13,156,583

Hotels, Restaurants & Leisure - 11.6%
Cava Group, Inc. (a)	287,245	23,238,120
Churchill Downs, Inc.	109,977	9,879,234
DoorDash, Inc. - Class A (a)	53,363	8,012,454
Dutch Bros, Inc. - Class A (a)	217,268	11,006,797
Hilton Worldwide Holdings, Inc.	79,796	24,264,368
Wingstop, Inc.	52,167	8,084,320
		84,485,293

IT Services - 1.6%
Twilio, Inc. - Class A (a)	95,327	11,994,043

Life Sciences Tools & Services - 5.5%
Illumina, Inc. (a)	138,148	17,028,123
Repligen Corp. (a)	109,300	12,877,726
West Pharmaceutical Services, Inc.	39,177	9,819,323
		39,725,172

Machinery - 2.1%
Graco, Inc.	179,999	15,236,915

Oil, Gas & Consumable Fuels - 2.5%
Viper Energy, Inc. - Class A	381,127	17,909,158

Passenger Airlines - 1.6%
Delta Air Lines, Inc.	174,762	11,618,178

Professional Services - 7.1%
Broadridge Financial Solutions, Inc.	80,835	13,134,071
Equifax, Inc.	71,151	12,812,161
UL Solutions, Inc.	168,081	14,406,222
Verisk Analytics, Inc.	57,462	10,903,414
		51,255,868

Semiconductors & Semiconductor Equipment - 2.0%
Monolithic Power Systems, Inc.	13,476	14,733,985

Software - 3.9%
Datadog, Inc. - Class A (a)	72,234	8,527,224
Descartes Systems Group, Inc. (a)	123,905	8,866,642
Tyler Technologies, Inc. (a)	32,664	11,183,500
		28,577,366

Specialty Retail - 3.3%
Floor & Decor Holdings, Inc. - Class A (a)	227,290	11,546,332
Victoria's Secret & Co. (a)	270,962	12,561,798
		24,108,130

Textiles, Apparel & Luxury Goods - 2.1%
Kontoor Brands, Inc.	218,951	15,390,066

Trading Companies & Distributors - 5.6%
Fastenal Co.	468,142	21,721,789
Ferguson Enterprises, Inc.	81,264	18,955,640
		40,677,429
TOTAL COMMON STOCKS (Cost $560,659,841)		707,454,496

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.7%	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (b)	19,495,635	19,495,635
TOTAL MONEY MARKET FUNDS (Cost $19,495,635)		19,495,635

TOTAL INVESTMENTS - 100.2% (Cost $580,155,476)		726,950,131
Liabilities in Excess of Other Assets - (0.2)%		(1,809,948)
TOTAL NET ASSETS - 100.0%		$725,140,183

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Baird Mid Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$707,454,496	$–	$–	$707,454,496
Money Market Funds	19,495,635	–	–	19,495,635
Total Investments	$726,950,131	$–	$–	$726,950,131

Refer to the Schedule of Investments for further disaggregation of investment categories.